Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net loss	$ (1,858,747)	$ (668,977)	$ (701,215)
Adjustment for non-cash items:
Amortization	139,615	450,196	420,067
Share-based compensation	280,677	541,164	703,612
Gain on settlement of loan		(10,000)
(Recovery) / write off of accounts receivable	(6,901)		4,594
Loss on impairment of equipment	422,950	772,174
Loss on impairment of intangible assets	70,594
Loss on disposal of fixed assets		32,033
Change in working capital items:
Accounts receivable	389,156	8,102	338,090
Inventory	507	20,169	(20,676)
Prepaid expenses and deposits	(70,613)	18,155	(8,394)
Deferred revenue			(252,000)
Accounts payable and accrued liabilities	(157,171)	(158,401)	176,325
Net cash provided by (used in) operating activities	(789,933)	1,004,615	660,403
Investing Activities
Investment in intangible asset (software)	(25,865)	(24,253)	(25,288)
Purchase of equipment	(88,497)	(181,094)	(1,021,571)
Net cash used in investing activities	(114,362)	(205,347)	(1,046,859)
Financing Activities
Proceeds from exercise of stock options		86,600	42,500
Loan repayments		(30,000)
Net cash provided by financing activities		56,600	42,500
Increase (decrease) in cash and cash equivalents	(904,295)	855,868	(343,956)
Effects of foreign exchange translation on cash and cash equivalents	(179)	(47)
Cash and cash equivalents, beginning of year	1,132,392	276,571	620,527
Cash and cash equivalents, end of year	$ 227,918	$ 1,132,392	$ 276,571